NAA LARGE CORE SERIES
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.2%
	Communications - 9.2%
40,423	Alphabet, Inc., Class A	$6,251,013
10,464	Alphabet, Inc., Class C	1,634,791
551	Booking Holdings, Inc.	2,538,407
10,495	Meta Platforms, Inc., Class A	6,048,897
9,432	T-Mobile US, Inc.	2,515,609
34,617	Uber Technologies, Inc.(a)	2,522,195
		21,510,912
	Consumer Discretionary - 10.2%
45,194	Amazon.com, Inc.(a)	8,598,611
39,759	Chipotle Mexican Grill, Inc.(a)	1,996,299
7,995	D.R. Horton, Inc.	1,016,405
27,712	General Motors Company	1,303,295
6,761	Hilton Worldwide Holdings, Inc.(a)	1,538,466
6,591	Lennar Corporation, Class A	756,515
3,086	Lululemon athletica, Inc.(a)	873,523
6,495	Marriott International, Inc., Class A	1,547,109
1,591	O’Reilly Automotive, Inc.(a)	2,279,235
5,688	PulteGroup, Inc.	584,726
13,196	Tesla, Inc.(a)	3,419,875
		23,914,059
	Consumer Staples - 4.8%
36,100	Coca-Cola Co. (The)	2,585,482
33,855	Keurig Dr. Pepper, Inc.	1,158,518
16,702	PepsiCo, Inc.	2,504,298
14,961	Procter & Gamble Co. (The)	2,549,654
29,294	Walmart, Inc.	2,571,720
		11,369,672
	Energy - 3.7%
27,199	Baker Hughes, a GE Company	1,195,396
5,056	Diamondback Energy, Inc.	808,353
22,142	Exxon Mobil Corporation	2,633,348
3,211	First Solar, Inc.(a)	405,967
24,316	Halliburton Company	616,897
11,332	Phillips 66	1,399,276

NAA LARGE CORE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.2% (Continued)
	Energy - 3.7% (Continued)
39,111	Schlumberger Ltd.	$1,634,839
		8,694,076
	Financials - 11.3%
7,498	Allstate Corporation (The)	1,552,611
9,411	American Express Co.	2,532,030
16,565	American International Group, Inc.	1,440,161
7,164	Arthur J. Gallagher & Co.	2,473,299
60,057	Bank of America Corporation	2,506,179
8,788	Berkshire Hathaway, Inc., Class B(a)	4,680,313
8,289	Chubb Ltd.	2,503,195
35,079	Citigroup, Inc.	2,490,258
8,104	Hartford Insurance Group, Inc. (The)	1,002,708
13,404	JPMorgan Chase & Co.	3,288,001
11,097	PNC Financial Services Group, Inc. (The)	1,950,520
		26,419,275
	Health Care - 8.6%
7,800	Amgen, Inc.	2,430,090
6,676	Cardinal Health, Inc.	919,753
13,861	Centene Corporation(a)	841,501
5,574	Cooper Companies Inc. (The)(a)	470,167
3,774	Eli Lilly & Co.	3,116,984
22,386	Gilead Sciences, Inc.	2,508,351
1,895	Insulet Corporation(a)	497,646
26,363	Merck & Company, Inc.	2,366,343
4,988	UnitedHealth Group, Inc.	2,612,465
4,813	Vertex Pharmaceuticals, Inc.(a)	2,333,439
12,539	Zoetis, Inc.	2,064,546
		20,161,285
	Industrials - 9.8%
33,632	Amphenol Corporation, Class A	2,205,923
7,365	Caterpillar, Inc.	2,428,977
9,722	Cintas Corp.	1,998,163
5,103	Deere & Company	2,395,093
17,652	Delta Air Lines, Inc.	769,627

NAA LARGE CORE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.2% (Continued)
	Industrials - 9.8% (Continued)
15,977	Fastenal Company	$1,239,017
12,401	General Electric Co.	2,482,060
1,054	Huntington Ingalls Industries, Inc.	215,058
1,508	Nordson Corporation	304,194
3,555	Parker-Hannifin Corporation	2,160,907
5,720	Republic Services, Inc.	1,385,155
16,318	Southwest Airlines Company	547,958
10,420	Union Pacific Corporation	2,461,621
1,830	United Rentals, Inc.(a)	1,146,861
1,245	W.W. Grainger, Inc.	1,229,848
		22,970,462
	Materials - 2.3%
40,353	Amcor PLC(a)	391,424
7,175	Ecolab, Inc.	1,819,006
6,796	Sherwin-Williams Company (The)	2,373,095
3,615	Vulcan Materials Company	843,380
		5,426,905
	Real Estate - 3.0%
11,397	American Tower Corp. REIT	2,479,987
8,196	CBRE Group, Inc., Class A(a)	1,071,873
8,206	Iron Mountain, Inc. REIT	706,044
24,696	Realty Income Corp. REIT	1,432,615
8,537	Simon Property Group, Inc. REIT	1,417,825
		7,108,344
	Technology - 31.0%
71,953	Apple, Inc.	15,982,920
22,452	Broadcom, Inc.	3,759,138
41,334	Cisco Systems, Inc.	2,550,721
675	Fair Isaac Corporation(a)	1,244,808
11,333	Fiserv, Inc.(a)	2,502,666
2,230	Gartner, Inc.(a)	936,020
4,144	Intuit, Inc.	2,544,374
2,081	Jack Henry & Associates, Inc.	379,991
4,737	Mastercard, Inc., Class A	2,596,445

NAA LARGE CORE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.2% (Continued)
	Technology - 31.0% (Continued)
35,623	Microsoft Corp.	$13,372,517
117,298	NVIDIA Corp.	12,712,757
7,097	NXP Semiconductors N.V.	1,348,856
11,756	ON Semiconductor Corporation(a)	478,352
16,690	Oracle Corporation	2,333,429
13,395	Palo Alto Networks, Inc.(a)	2,285,723
1,264	Paycom Software, Inc.(a)	276,159
27,644	PayPal Holdings, Inc.(a)	1,803,771
5,053	S&P Global, Inc.	2,567,429
8,966	Salesforce.com, Inc.	2,406,116
1,186	Tyler Technologies, Inc.(a)	689,529
		72,771,721
	Utilities - 3.3%
5,524	American Water Works Company, Inc.	814,900
8,947	Constellation Energy Corp.	1,803,985
20,271	Duke Energy Corporation	2,472,454
28,306	Exelon Corp.	1,304,340
14,483	FirstEnergy Corporation	585,403
20,839	PPL Corporation	752,496
		7,733,578

	TOTAL COMMON STOCKS (Cost $232,864,153)	228,080,289

NAA LARGE CORE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 2.0%
	Equity - 2.0%
4,185	iShares Core S&P 500 ETF	$2,351,551
4,189	SPDR® S&P 500® ETF Trust	2,343,285
	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,763,716)	4,694,836

	TOTAL INVESTMENTS - 99.2% (Cost $237,627,869)	$232,775,125
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%	1,930,422
	NET ASSETS - 100.0%	$234,705,547

(a)	Non-income producing security.

ETF	- Exchange-Traded Fund

Ltd.	- Limited Company

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depository Trust